Noncontrolling Interests Subject to Put Provisions (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Noncontrolling Interests Subject To Put Provisions (Details) [Abstract]
Potential obligations under the put provisions	$ 541,347		$ 541,347		$ 523,260
Temporary Equity [Line Items]
Noncontrolling interests subject to put provisions beginning balance			523,260
Dividends paid			296,134		271,733
Minority interest increase from stock issuance			(10,111)		59,787
Minority interest decrease from distributions to noncontrolling interest holders			(20,121)		26,428
Changes in fair value of noncontrolling interests			(10,333)		18,880
Net Income	297,575	325,304	557,658	718,998
Other comprehensive income loss net of tax	(52,028)	(156,494)	(104,609)	(54,589)
Noncontrolling interests subject to put provisions ending balance	541,347		541,347		523,260
Put provisions exercisable	208,239		208,239
Noncontrolling interests subject to put provisions [Member]
Temporary Equity [Line Items]
Noncontrolling interests subject to put provisions beginning balance			410,491
Dividends paid			(56,330)		(114,536)
Minority interest increase from stock issuance			10,515		134,643
Minority interest decrease from distributions to noncontrolling interest holders			4,909		16,565
Changes in fair value of noncontrolling interests			10,333		(18,880)
Net Income			48,812		94,718
Other comprehensive income loss net of tax			(152)		259
Noncontrolling interests subject to put provisions ending balance					$ 410,491